Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

Telephone: (215) 988-2700

Facsimile: (215) 988-2757

www.faegredrinker.com

December 19, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlowStone Opportunity Fund (Registration Nos. 811-23352, 333-264029) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Post-Effective Amendment No. 3 (the “Amendment”) to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), and the applicable rules thereunder. This Amendment is being filed pursuant to paragraph (a) of Rule 486 under the 1933 Act to register three new classes of shares of the Fund known as Class A Shares, Class D Shares and Class M Shares.

Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Amendment become effective 60 days after filing.

Questions should be directed to me at (215) 988-2959 or, in my absence, to Joshua M. Lindauer at (212) 248-3298.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer